Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net income (loss)	$ 17,760	$ (43,016)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation, amortization and impairment	845	1,053
Stock-based compensation	3,002	954
Earnout share stock-based compensation	1,874
Contra-revenue associated with warrant agreement (Refer to Note 2)	615
Noncash expense attributable to fair value liabilities assumed in Merger	34
Change in fair value of liability classified warrants	(11,188)	2,768
Change in fair value of warrants and convertible promissory notes	(48,271)	26,909
Amortization of debt discount and debt issuance costs	1,884	175
Loss on extinguishment of debt and financing obligations	8,095
Paid-in-kind interest expense	2,366
Share and warrant cost on termination of convertible note agreement	2,412
Forgiveness of PPP Loan	(2,000)	(2,599)
Change in fair value of unvested founder shares liability	(1,160)
Noncash lease expense	168
Loss on disposal off property and equipment	14
Changes in operating assets and liabilities:
Accounts receivable, net	(1,054)	(459)
Inventories	219	(321)
Deferred costs	6,308	5,958
Prepaid expenses and other current assets	(1,155)	599
Other long-term assets		(83)
Accounts payable	1,388	(4,777)
Vendor financing facility		(6,792)
Accrued liabilities	(2,090)	(2,656)
Deferred revenue	(6,627)	(7,305)
Other long-term liabilities		(699)
Net cash used in operating activities	(26,561)	(30,291)
Cash Flows from Investing Activities
Purchase of property and equipment	(171)	(109)
Payments relating to capitalized software	(2,459)	(787)
Investment in non-affiliate	(2,000)
Net cash used in investing activities	(4,630)	(896)
Cash Flows from Financing Activities
Proceeds from the exercise of common stock options	60	58
Proceeds from the issuance of term loans	60,250
Payment of debt issuance costs	(1,094)
Repayment of term loans	(32,980)
Payment of penalties and other costs on extinguishment of debt	(6,144)
Proceeds from issuance of convertible promissory notes and embedded warrants		500
Proceeds from issuance of financing obligations		439
Principal payments of financing obligations	(2,657)	(978)
Proceeds from the issuance of common stock	1,000
Contributions from Merger and PIPE financing, net of transaction costs and other payments	49,840
Payments of deferred transaction costs	(1,890)	(105)
Net cash provided (used in) by financing activities	66,385	(86)
Net increase (decrease) in cash and cash equivalents	35,194	(31,273)
Cash and cash equivalents at beginning of period	3,017	36,909
Cash and cash equivalents at end of period	38,211	5,636
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Capitalization of stock-based compensation expense to capitalized software	459	9
Issuance of warrants (Refer to Note 2)	853
Capital contribution from shareholder in conjunction with Credit Agreement	2,779
Issuance of warrants in conjunction with Credit Agreement	2,076
Issuance of warrants in conjunction with Lago Term Loan	843
Convertible note conversion to common stock	41,392
Reclassification of warrants from liabilities to equity	830
Recognition of liability classified warrants upon Merger	9,388
Recognition of Unvested Founder Shares liability	1,588
Forgiveness of PPP Loan	(2,000)	(2,599)
Transaction costs recorded in accounts payable and accrued liabilities		3,720
Right of use asset in exchange for operating lease liability	$ 308